Goodwill (Tables)	12 Months Ended
Jun. 30, 2025
Goodwill [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for each reporting unit for the years ended June 30, 2025 and 2024 were as follows:

	IT services	Academic education services	Total
Balance as of July 1, 2023	-	-	-
Acquired (Note 3)	126,707	1,384,197	1,510,904
Foreign currency translation adjustment	(337)	(36,668)	(37,005)
Balance as of July 1, 2024	126,370	1,347,529	1,473,899
Impairment	(129,270)	-	(129,270)
Foreign currency translation adjustment	2,900	88,253	91,153
Balance as of June 30, 2025	-	1,435,782	1,435,782